UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 138.3%
	Australia – 3.4%
1,127	Australia & New Zealand Banking Group Ltd. - ADR[1]	$23,526
1,200	BHP Billiton PLC - ADR[1]	47,676
3,272	National Australia Bank Ltd. - ADR[1]	36,467
996	South32 Ltd. - ADR[1]	12,390
2,066	Westpac Banking Corp. - ADR[1]	45,824
		165,883
	Canada – 5.4%
159	Bank of Montreal[1,2]	12,015
194	Bank of Nova Scotia[1,2]	11,970
526	BCE, Inc.[1,2]	22,639
267	Canadian Imperial Bank of Commerce[1,2]	23,571
1,276	Enbridge, Inc.[1,2]	40,156
723	IGM Financial, Inc.[1,2]	21,148
603	Manulife Financial Corp.[1,2]	11,204
917	Power Financial Corp.[1,2]	22,887
314	Royal Bank of Canada[1,2]	24,269
307	Sun Life Financial, Inc.[1,2]	12,624
222	Toronto-Dominion Bank[1,2]	12,620
520	TransCanada Corp.[1,2]	21,481
757	Vermilion Energy, Inc.[1,2]	24,436
		261,020
	Finland – 0.6%
5,313	Nokia OYJ - ADR[1]	29,062

	France – 4.9%
4,888	Societe Generale S.A. - ADR[1]	53,182
3,170	TOTAL S.A. - ADR[1]	182,877
		236,059
	Germany – 3.6%
1,055	Allianz S.E. - ADR[1]	23,938
1,776	BASF S.E. - ADR[1]	45,093
2,894	ProSiebenSat.1 Media S.E. - ADR[1]	24,946
1,237	Siemens A.G. - ADR[1]	79,069
		173,046
	Italy – 2.2%
1,510	Eni S.p.A. - ADR[1]	53,348
2,499	Intesa Sanpaolo S.p.A. - ADR[1]	55,028
		108,376
	Japan – 8.1%
1,618	Canon, Inc. - ADR[1]	58,976
81	Mitsui & Co., Ltd. - ADR[1]	28,069
3,120	NTT DOCOMO, Inc. - ADR[1]	79,778

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan(Continued)
20,069	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	$170,587
12,531	Sumitomo Mitsui Trust Holdings, Inc. - ADR[1]	51,753
		389,163
	Luxembourg – 0.5%
816	Ternium S.A. - ADR[1]	26,512

	Monaco – 0.3%
2,119	Costamare, Inc.[1,2]	13,223

	Netherlands – 1.8%
1,359	ING Groep N.V. - ADR[1]	23,008
406	Randstad Holding N.V. - ADR[1]	14,043
769	Royal Dutch Shell PLC - Class A - ADR[1]	49,070
		86,121
	Norway – 0.5%
1,675	Ship Finance International Ltd.[1,2]	23,952

	Singapore – 0.5%
290	DBS Group Holdings Ltd. - ADR	24,654

	Spain – 0.5%
1,412	Repsol S.A. - ADR[1]	25,162

	Sweden – 1.4%
2,095	Nordea Bank A.B. - ADR[1]	22,364
2,076	Swedbank A.B. - ADR[1]	46,793
		69,157
	Switzerland – 2.6%
472	ABB Ltd. - ADR[1]	11,205
293	Novartis A.G. - ADR[1]	23,689
496	SGS S.A. - ADR[1]	12,177
531	Swiss Re A.G. - ADR[1]	13,533
1,045	UBS Group A.G. *,1,2	18,455
1,440	Zurich Insurance Group A.G. - ADR[1]	47,210
		126,269
	Taiwan – 0.9%
3,894	Advanced Semiconductor Engineering, Inc. - ADR[1]	28,270
1,510	Siliconware Precision Industries Co., Ltd. - ADR[1]	13,062
		41,332
	United Kingdom – 7.6%
1,440	AstraZeneca PLC - ADR[1]	50,357
1,222	BP PLC - ADR[1]	49,540
3,378	Centrica PLC - ADR[1]	27,733
4,550	GlaxoSmithKline PLC - ADR[1]	177,769
494	HSBC Holdings PLC - ADR[1]	23,549

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom(Continued)
748	Rio Tinto PLC - ADR[1]	$38,544
		367,492
	United States – 93.5%
508	AbbVie, Inc.[1]	48,082
635	AG Mortgage Investment Trust, Inc. - REIT[1]	11,030
608	AGNC Investment Corp. - REIT[1]	11,503
155	Air Products & Chemicals, Inc.[1]	24,650
2,095	Aircastle Ltd.[1,2]	41,607
1,034	Altria Group, Inc.[1]	64,439
621	American Railcar Industries, Inc.[1]	23,232
2,458	AmTrust Financial Services, Inc.[1]	30,258
1,247	Apple Hospitality REIT, Inc. - REIT[1]	21,910
618	Archer-Daniels-Midland Co.[1]	26,803
700	Artisan Partners Asset Management, Inc. - Class A1	23,310
1,952	AT&T, Inc.[1]	69,589
709	B&G Foods, Inc.[1]	16,803
2,456	BGC Partners, Inc. - Class A1	33,033
645	Brinker International, Inc.[1]	23,284
1,363	Brixmor Property Group, Inc. - REIT[1]	20,786
650	Brown-Forman Corp. - Class A1	34,664
738	CA, Inc.[1]	25,018
502	Campbell Soup Co.[1]	21,742
798	Cardinal Health, Inc.[1]	50,019
879	CenterPoint Energy, Inc.[1]	24,085
1,411	CenturyLink, Inc.[1]	23,183
417	Chevron Corp.[1]	47,555
1,316	Chimera Investment Corp. - REIT[1]	22,911
1,947	Cisco Systems, Inc.[1]	83,507
930	CNA Financial Corp.[1]	45,895
1,631	Coca-Cola Co.[1]	70,834
529	Cogent Communications Holdings, Inc.[1]	22,959
555	CoreCivic, Inc. - REIT[1]	10,834
331	CorEnergy Infrastructure Trust, Inc. - REIT[1]	12,426
709	CVR Energy, Inc.[1]	21,426
508	Dine Brands Global, Inc.[1]	33,315
302	Dominion Energy, Inc.[1]	20,364
510	Domtar Corp.[1]	21,695
289	Duke Energy Corp.[1]	22,389
547	Eastman Chemical Co.[1]	57,752
971	Eaton Corp. PLC[1,2]	77,593
178	Edison International[1]	11,331
911	Emerson Electric Co.[1]	62,221
370	EPR Properties - REIT[1]	20,498

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States(Continued)
510	Ethan Allen Interiors, Inc.[1]	$11,704
1,374	Extended Stay America, Inc.[1]	27,164
602	Exxon Mobil Corp.[1]	44,915
846	First Hawaiian, Inc.[1]	23,544
1,779	FNB Corp.[1]	23,927
3,937	Ford Motor Co.[1]	43,622
3,390	GameStop Corp. - Class A1	42,782
679	Gaming and Leisure Properties, Inc. - REIT[1]	22,726
1,063	Gannett Co., Inc.[1]	10,609
861	General Mills, Inc.[1]	38,797
1,360	General Motors Co.[1]	49,422
566	Gladstone Commercial Corp. - REIT[1]	9,814
1,220	Griffon Corp.[1]	22,265
1,195	Hanesbrands, Inc.[1]	22,012
1,000	HealthStream, Inc.[1]	24,830
347	HNI Corp.[1]	12,523
1,340	Hope Bancorp, Inc.[1]	24,375
804	Hospitality Properties Trust - REIT[1]	20,373
610	Host Hotels & Resorts, Inc. - REIT[1]	11,370
3,432	Huntington Bancshares, Inc.[1]	51,823
2,408	Independence Realty Trust, Inc. - REIT[1]	22,105
1,302	International Business Machines Corp.[1]	199,766
873	International Paper Co.[1]	46,644
1,845	Interpublic Group of Cos., Inc.[1]	42,490
1,362	Invesco Ltd.[1,2]	43,598
678	Invesco Mortgage Capital, Inc. - REIT[1]	11,106
329	Iron Mountain, Inc. - REIT[1]	10,811
758	Kellogg Co.[1]	49,278
418	Kimberly-Clark Corp.[1]	46,034
1,335	Kimco Realty Corp. - REIT[1]	19,224
765	Kohl's Corp.[1]	50,115
704	Las Vegas Sands Corp.[1]	50,618
457	LyondellBasell Industries N.V. - Class A1,2	48,296
620	Main Street Capital Corp.[1]	22,878
2,657	Merck & Co., Inc.[1]	144,727
450	Meredith Corp.	24,210
738	MetLife, Inc.[1]	33,867
935	Moelis & Co.[1]	47,545
245	National Presto Industries, Inc.[1]	22,969
2,826	Navient Corp.[1]	37,077
738	New Media Investment Group, Inc.[1]	12,649
2,050	New Residential Investment Corp. - REIT[1]	33,722
1,981	New York Mortgage Trust, Inc. - REIT[1]	11,747
206	NorthWestern Corp.[1]	11,083

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States(Continued)
5,198	Oaktree Specialty Lending Corp.[1]	$21,884
698	Old National Bancorp[1]	11,796
2,404	Old Republic International Corp.[1]	51,566
851	Omnicom Group, Inc.[1]	61,842
957	ONEOK, Inc.[1]	54,472
1,070	Outfront Media, Inc. - REIT[1]	20,052
1,016	PacWest Bancorp[1]	50,322
850	Park Hotels & Resorts, Inc. - REIT[1]	22,967
1,751	PennantPark Investment Corp.[1]	11,697
211	PepsiCo, Inc.[1]	23,031
5,375	Pfizer, Inc.[1]	190,759
1,104	PPL Corp.[1]	31,232
536	Principal Financial Group, Inc.[1]	32,648
542	Procter & Gamble Co.[1]	42,970
240	Public Service Enterprise Group, Inc.[1]	12,058
1,080	Quad/Graphics, Inc.[1]	27,378
1,534	QUALCOMM, Inc.[1]	84,999
624	Sabra Health Care REIT, Inc.[1]	11,014
308	Safety Insurance Group, Inc.[1]	23,670
587	SCANA Corp.[1]	22,042
965	Select Income REIT[1]	18,798
80	Simon Property Group, Inc. - REIT	12,348
743	Six Flags Entertainment Corp.[1]	46,259
928	Sonoco Products Co.[1]	45,008
826	Southern Co.[1]	36,889
2,075	Spark Energy, Inc. - Class A1	24,589
573	Starwood Property Trust, Inc. - REIT[1]	12,004
532	Targa Resources Corp.[1]	23,408
585	Target Corp.[1]	40,616
1,697	Tilly's, Inc. - Class A1	19,176
2,613	TiVo Corp.[1]	35,406
752	Trustmark Corp.[1]	23,432
586	Tupperware Brands Corp.[1]	28,351
1,502	Two Harbors Investment Corp. - REIT[1]	23,086
460	United Parcel Service, Inc. - Class B1	48,144
282	Valero Energy Corp.[1]	26,161
2,216	Vector Group Ltd.[1]	45,184
3,100	VEREIT, Inc. - REIT[1]	21,576
2,344	Verizon Communications, Inc.[1]	112,090
186	WEC Energy Group, Inc.[1]	11,662
1,239	Wells Fargo & Co.[1]	64,936
2,546	Western Union Co.[1]	48,960

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States(Continued)
826	Xerox Corp.[1]	$23,772
		4,515,945
	Total Common Stocks (Cost $6,980,262)	6,682,428

	Total Investments – 138.3% (Cost $6,980,262)	6,682,428
	Liabilities in Excess of Other Assets – (38.3)%	(1,851,866)

	Total Net Assets – 100.0%	$4,830,562

	Securities Sold Short – (38.9)%
	Common Stocks – (38.9)%
	Canada – (1.8)%
(4,115)	Bombardier, Inc. - Class B*,2	(11,933)
(511)	IMAX Corp.*,2	(9,811)
(4,843)	Kinross Gold Corp.*,2	(19,130)
(130)	Lululemon Athletica, Inc.*	(11,586)
(162)	Shopify, Inc.*,2	(20,183)
(4,039)	Turquoise Hill Resources Ltd.*,2	(12,400)
		(85,043)
	Cayman Islands – (0.1)%
(361)	Greenlight Capital Re Ltd. - Class A*,2	(5,794)

	Ireland – (0.1)%
(625)	Ardmore Shipping Corp.*,2	(4,750)

	Netherlands – (0.2)%
(41)	Cimpress N.V.*,2	(6,343)
(219)	Wright Medical Group N.V.*,2	(4,345)
		(10,688)
	Puerto Rico – (0.1)%
(1,003)	First BanCorp/Puerto Rico*,2	(6,038)

	Switzerland – (0.2)%
(3,582)	Weatherford International PLC*,2	(8,203)

	United Kingdom – (0.9)%
(797)	Belmond Ltd. - Class A*,2	(8,887)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United Kingdom(Continued)
(234)	Delphi Technologies PLC[2]	$(11,150)
(274)	IHS Markit Ltd.*,2	(13,218)
(3,272)	Noble Corp. plc*,2	(12,139)
		(45,394)
	United States – (35.5)%
(75)	2U, Inc.*	(6,302)
(534)	Advanced Disposal Services, Inc.*	(11,898)
(1,142)	Advanced Micro Devices, Inc.*	(11,477)
(402)	AdvanSix, Inc.*	(13,982)
(259)	Aerie Pharmaceuticals, Inc.*	(14,051)
(85)	Aerovironment, Inc.*	(3,868)
(611)	Allegheny Technologies, Inc.*	(14,468)
(125)	Allegiance Bancshares, Inc.*	(4,894)
(13)	AMERCO	(4,486)
(283)	American Axle & Manufacturing Holdings, Inc.*	(4,307)
(782)	American Homes 4 Rent - REIT	(15,703)
(377)	Amicus Therapeutics, Inc.*	(5,670)
(275)	Antero Resources Corp.*	(5,459)
(218)	Assembly Biosciences, Inc.*	(10,713)
(118)	Astronics Corp.*	(4,401)
(292)	Atlantic Capital Bancshares, Inc.*	(5,285)
(48)	Avexis, Inc.*	(5,932)
(185)	AxoGen, Inc.*	(6,753)
(217)	Basic Energy Services, Inc.*	(3,134)
(80)	Beacon Roofing Supply, Inc.*	(4,246)
(163)	BioTelemetry, Inc.*	(5,061)
(111)	Black Knight, Inc.*	(5,228)
(41)	Bluebird Bio, Inc.*	(7,001)
(234)	Box, Inc.*	(4,809)
(301)	Brighthouse Financial, Inc.*	(15,471)
(155)	C&J Energy Services, Inc.*	(4,002)
(980)	Caesars Entertainment Corp.*	(11,025)
(463)	Callon Petroleum Co.*	(6,130)
(398)	Career Education Corp.*	(5,230)
(255)	CarMax, Inc.*	(15,795)
(389)	Carrols Restaurant Group, Inc.*	(4,357)
(146)	Cavium, Inc.*	(11,589)
(397)	CBRE Group, Inc. - Class A*	(18,746)
(166)	Century Communities, Inc.*	(4,972)
(38)	Charter Communications, Inc. - Class A*	(11,826)
(238)	Chefs' Warehouse, Inc.*	(5,474)
(460)	Chegg, Inc.*	(9,504)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(252)	Cheniere Energy, Inc.*	$(13,469)
(2,358)	Clean Energy Fuels Corp.*	(3,891)
(111)	Clearwater Paper Corp.*	(4,340)
(531)	CNX Resources Corp.*	(8,193)
(1,638)	Coeur Mining, Inc.*	(13,104)
(316)	Conduent, Inc.*	(5,890)
(260)	Continental Resources, Inc.*	(15,327)
(192)	Cray, Inc.*	(3,974)
(127)	Cree, Inc.*	(5,119)
(186)	Customers Bancorp, Inc.*	(5,422)
(747)	Darling Ingredients, Inc.*	(12,923)
(92)	Dave & Buster's Entertainment, Inc.*	(3,840)
(365)	Dermira, Inc.*	(2,916)
(129)	DexCom, Inc.*	(9,567)
(246)	Donnelley Financial Solutions, Inc.*	(4,224)
(590)	Dorian LPG Ltd.*,2	(4,419)
(204)	Edgewell Personal Care Co.*	(9,959)
(299)	Envision Healthcare Corp.*	(11,491)
(811)	Equity Commonwealth - REIT*	(24,873)
(83)	Esperion Therapeutics, Inc.*	(6,003)
(241)	Etsy, Inc.*	(6,762)
(467)	EW Scripps Co. - Class A	(5,599)
(703)	Express, Inc.*	(5,034)
(610)	EZCORP, Inc. - Class A*	(8,052)
(145)	Farmer Brothers Co.*	(4,379)
(257)	Fiesta Restaurant Group, Inc.*	(4,755)
(230)	Finisar Corp.*	(3,636)
(342)	FireEye, Inc.*	(5,790)
(177)	First Solar, Inc.*	(12,563)
(333)	Flagstar Bancorp, Inc.*	(11,788)
(288)	Floor & Decor Holdings, Inc. - Class A*	(15,011)
(526)	Forum Energy Technologies, Inc.*	(5,786)
(114)	FRP Holdings, Inc.*	(6,384)
(353)	G-III Apparel Group Ltd.*	(13,301)
(375)	Gardner Denver Holdings, Inc.*	(11,505)
(100)	Gartner, Inc.*	(11,762)
—	GCI Liberty, Inc.*	(8)
(384)	GCP Applied Technologies, Inc.*	(11,155)
(1,114)	Gener8 Maritime, Inc.*,2	(6,294)
(237)	Genesco, Inc.*	(9,622)
(64)	Genesee & Wyoming, Inc. - Class A*	(4,531)
(149)	Gentherm, Inc.*	(5,059)
(249)	GoDaddy, Inc.*	(15,294)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(446)	Gray Television, Inc.*	$(5,664)
(429)	Green Brick Partners, Inc.*	(4,676)
(1,885)	Groupon, Inc.*	(8,181)
(600)	Gulfport Energy Corp.*	(5,790)
(305)	Hain Celestial Group, Inc.*	(9,781)
(1,026)	Halcon Resources Corp.*	(4,997)
(253)	HarborOne Bancorp, Inc.*	(4,468)
(1,923)	Hecla Mining Co.	(7,057)
(1,097)	Helix Energy Solutions Group, Inc.*	(6,352)
(171)	HomeStreet, Inc.*	(4,899)
(181)	HomeTrust Bancshares, Inc.*	(4,715)
(663)	Hostess Brands, Inc.*	(9,806)
(775)	Houghton Mifflin Harcourt Co.*	(5,386)
(194)	Howard Hughes Corp.*	(26,991)
(756)	HRG Group, Inc.*	(12,466)
(101)	IAC/InterActiveCorp*	(15,794)
(108)	II-VI, Inc.*	(4,417)
(1,121)	Infinera Corp.*	(12,174)
(175)	Ingevity Corp.*	(12,896)
(167)	Installed Building Products, Inc.*	(10,028)
(278)	International Seaways, Inc.*,2	(4,893)
(120)	INTL. FCStone, Inc.*	(5,122)
(642)	Intra-Cellular Therapies, Inc.*	(13,514)
(725)	Invitation Homes, Inc. - REIT	(16,552)
(1,066)	iStar, Inc. - REIT*	(10,841)
(284)	Kala Pharmaceuticals, Inc.*	(4,496)
(732)	Kosmos Energy Ltd.*,2	(4,612)
(457)	Kratos Defense & Security Solutions, Inc.*	(4,703)
(3,064)	LendingClub Corp.*	(10,724)
(148)	Liberty Broadband Corp. - Class C*	(12,682)
(316)	Liberty Media Corp.-Liberty Braves*	(7,211)
(221)	Liberty Media Corp.-Liberty Formula One - Class A*	(6,473)
(512)	Liberty TripAdvisor Holdings, Inc. - Class A*	(5,504)
(511)	Lindblad Expeditions Holdings, Inc.*	(5,248)
(113)	Loral Space & Communications, Inc.*	(4,706)
(145)	Lumentum Holdings, Inc.*	(9,251)
(143)	M/I Homes, Inc.*	(4,555)
(47)	Madison Square Garden Co.*	(11,553)
(238)	Marcus & Millichap, Inc.*	(8,582)
(238)	MarineMax, Inc.*	(4,629)
(15)	Markel Corp.*	(17,554)
(447)	Melinta Therapeutics, Inc.*	(3,308)
(247)	Meritage Homes Corp.*	(11,177)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(239)	Modine Manufacturing Co.*	$(5,055)
(679)	Nationstar Mortgage Holdings, Inc.*	(12,195)
(297)	Navistar International Corp.*	(10,386)
(81)	Neogen Corp.*	(5,426)
(52)	Netflix, Inc.*	(15,358)
(70)	Nevro Corp.*	(6,067)
(91)	Norwegian Cruise Line Holdings Ltd.*,2	(4,820)
(633)	Oasis Petroleum, Inc.*	(5,127)
(196)	Okta, Inc.*	(7,811)
(272)	OraSure Technologies, Inc.*	(4,594)
(748)	ORBCOMM, Inc.*	(7,009)
(422)	Paratek Pharmaceuticals, Inc.*	(5,486)
(467)	Parsley Energy, Inc. - Class A*	(13,538)
(66)	PayPal Holdings, Inc.*	(5,007)
(110)	PDC Energy, Inc.*	(5,393)
(80)	Penumbra, Inc.*	(9,252)
(391)	Performance Food Group Co.*	(11,671)
(441)	PHH Corp.*	(4,613)
(157)	Post Holdings, Inc.*	(11,894)
(351)	PRA Group, Inc.*	(13,338)
(422)	Presidio, Inc.*	(6,600)
(385)	Primo Water Corp.*	(4,508)
(50)	Puma Biotechnology, Inc.*	(3,403)
(294)	Pure Storage, Inc.*	(5,865)
(865)	QEP Resources, Inc.*	(8,468)
(833)	Quality Care Properties, Inc. - REIT*	(16,185)
(123)	Quidel Corp.*	(6,373)
(574)	Radian Group, Inc.	(10,929)
(311)	Reading International, Inc. - Class A*	(5,178)
(93)	Red Robin Gourmet Burgers, Inc.*	(5,394)
(439)	Renewable Energy Group, Inc.*	(5,619)
(381)	Ring Energy, Inc.*	(5,467)
(698)	Sally Beauty Holdings, Inc.*	(11,482)
(3)	Seaboard Corp.	(12,795)
(132)	Skechers U.S.A., Inc. - Class A*	(5,133)
(1,539)	SLM Corp.*	(17,252)
(588)	Smart & Final Stores, Inc.*	(3,263)
(234)	Sotheby's*	(12,007)
(281)	Spirit Airlines, Inc.*	(10,616)
(334)	Square, Inc. - Class A*	(16,433)
(668)	St. Joe Co.*	(12,592)
(339)	Stratasys Ltd.*,2	(6,841)
(404)	Summit Materials, Inc. - Class A*	(12,233)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States(Continued)
(658)	SunCoke Energy, Inc.*	$(7,080)
(721)	Sunstone Hotel Investors, Inc. - REIT	(10,974)
(229)	Super Micro Computer, Inc.*	(3,893)
(571)	Superior Energy Services, Inc.*	(4,814)
(2,723)	Tahoe Resources, Inc.[2]	(12,771)
(207)	Taylor Morrison Home Corp. - Class A*	(4,819)
(232)	Tejon Ranch Co.*	(5,362)
(1,220)	TETRA Technologies, Inc.*	(4,575)
(136)	Texas Capital Bancshares, Inc.*	(12,226)
(533)	TimkenSteel Corp.*	(8,096)
(169)	TopBuild Corp.*	(12,932)
(255)	TreeHouse Foods, Inc.*	(9,759)
(684)	TRI Pointe Group, Inc.*	(11,238)
(405)	U.S. Foods Holding Corp.*	(13,272)
(132)	Union Bankshares Corp.	(4,846)
(157)	Universal Electronics, Inc.*	(8,172)
(200)	USG Corp.*	(8,084)
(364)	Verizon Communications, Inc.	(17,406)
(840)	Viavi Solutions, Inc.*	(8,165)
(110)	Virtusa Corp.*	(5,331)
(83)	WageWorks, Inc.*	(3,752)
(151)	Wayfair, Inc.*	(10,197)
(92)	WEX, Inc.*	(14,409)
(325)	Whiting Petroleum Corp.*	(10,998)
(3,490)	Windstream Holdings, Inc.	(4,921)
(92)	World Acceptance Corp.*	(9,688)
(977)	WPX Energy, Inc.*	(14,440)
(65)	XPO Logistics, Inc.*	(6,618)
(675)	Zayo Group Holdings, Inc.*	(23,058)
(120)	Zebra Technologies Corp. - Class A*	(16,703)
(121)	Zillow Group, Inc. - Class A*	(6,534)
(121)	Zillow Group, Inc. - Class C*	(6,510)
(524)	Zogenix, Inc.*	(20,986)
		(1,711,996)
	Total Common Stocks (Proceeds $1,913,618)	(1,877,906)

	Total Securities Sold Short (Proceeds $1,913,618)	$(1,877,906)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (‘‘Global Enhanced Dividend” or “Global Enhanced Dividend Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At March 31, 2018, gross unrealized appreciation (depreciation) of investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,066,644

Gross unrealized appreciation	263,207
Gross unrealized depreciation	(525,329)

Net unrealized depreciation	$(262,122)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2018 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$6,682,428	$-	$-	$6,682,428
Total Assets	$6,682,428	$-	$-	$6,682,428

Liabilities
Securities Sold Short
Common Stocks[1]	$1,877,906	$-	$-	$1,877,906
Total Liabilities	$1,877,906	$-	$-	$1,877,906

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2018